UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Madison Street Partners, LLC

Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111


Form 13F File Number: 028-12767


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew J. Arnett
Title:  Chief Compliance Officer
Phone:  303-815-1662

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO              8/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              52

Form 13F Information Table Value Total:  $      260,924
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ ----
ACE LIMITED CMN                          COM            H0023R105   6355.9083    96565 SH       SOLE                SOLE      0    0
AETNA INC CMN                            COM            00817Y108  7238.29939   164171 SH       SOLE                SOLE      0    0
ALLIED WORLD ASSURANCE COMPANY*          COM            H01531104 11006.64732   191154 SH       SOLE                SOLE      0    0
HOLDINGS, LTD CMN
AMEX ENERGY SELECT INDEX 'SPDR'          SBI INT-ENERGY 81369Y506      3767.5    50000 SH       SOLE                SOLE      0    0
ARCHER DANIELS MIDLAND CO CMN            COM            039483102      753.75    25000 SH       SOLE                SOLE      0    0
ASPEN INSURANCE HOLDINGS LTD CMN         COM            G05384105  8189.67889   318293 SH       SOLE                SOLE      0    0
BERKSHIRE HATHAWAY INC. CLASS B          CL B NEW       084670702  6995.12732    90388 SH       SOLE                SOLE      0    0
BRISTOL-MYERS SQUIBB COMPANY CMN         COM            110122108     1035.32    35750 SH       SOLE                SOLE      0    0
CENOVUS ENERGY INC. CMN                  COM            15135U109  2571.19884    68274 SH       SOLE                SOLE      0    0
CF INDUSTRIES HOLDINGS, INC. CMN         COM            125269100  1627.64663    11489 SH       SOLE                SOLE      0    0
CHART INDUSTRIES, INC. CMN               COM            16115Q308      1619.4    30000 SH       SOLE                SOLE      0    0
COMCAST CORPORATION CMN CLASS A NON      CL A SPL       20030N200      1211.5    50000 SH       SOLE                SOLE      0    0
VOTING
COVIDIEN PUBLIC LIMITED COMPAN*Y CMN     COM            G2554F113  1001.68214    18818 SH       SOLE                SOLE      0    0
DEERE & COMPANY CMN                      COM            244199105       824.5    10000 SH       SOLE                SOLE      0    0
EMPLOYERS HOLDINGS INC. CMN              COM            292218104  7798.75434   465042 SH       SOLE                SOLE      0    0
GILEAD SCIENCES CMN                      COM            375558103  1238.86297    29917 SH       SOLE                SOLE      0    0
ISHARES BARCLAYS 20+ YEAR TREASURY BOND  BARCLYS 20+ YR 464287432        5646    60000 SH       SOLE                SOLE      0    0
FUND ETF
ISHARES MSCI EMERGING MKT INDEX FUND ETF MSCI EMERG MKT 464287234         476    10000 SH       SOLE                SOLE      0    0
ISHARES SILVER TRUST ETF                 ISHARES        46428Q109         846    25000 SH       SOLE                SOLE      0    0
JOHNSON & JOHNSON CMN                    COM            478160104  1019.15292    15321 SH       SOLE                SOLE      0    0
LIBERTY GLOBAL, INC. CMN CLASS C         COM SER C      530555309  16790.8356   393228 SH       SOLE                SOLE      0    0
LIBERTY MEDIA HOLDING CORP CAPITAL CMN   CAP COM SER A  53071M302   15737.183   183524 SH       SOLE                SOLE      0    0
SERIES A TRACKING STOCK
LIBERTY MEDIA-STARZ SER A TRACKING STOCK LIB STAR COM A 53071M708 15269.73228   202947 SH       SOLE                SOLE      0    0
MACY'S INC. CMN                          COM            55616P104  8191.79068   280157 SH       SOLE                SOLE      0    0
MARKET VECTORS ETF TRUST GOLD MINERS     GOLD MINER ETF 57060U100      2729.5    50000 SH       SOLE                SOLE      0    0
INDEX FD ETF FUND
MARKET VECTORS ETF TRUST JR GO CMN       COM            57060U589       517.2    15000 SH       SOLE                SOLE      0    0
MASTERCARD INCORPORATED CMN CLASS A      CL A           57636Q104 15021.49766    49849 SH       SOLE                SOLE      0    0
MEDCO HEALTH SOLUTIONS, INC. CMN         COM            58405U102   865.94292    15321 SH       SOLE                SOLE      0    0
MEDTRONIC INC CMN                        COM            585055106   983.94061    25537 SH       SOLE                SOLE      0    0
NAVISTAR INTL CORP (NEW) CMN             COM            63934E108    4279.668    75800 SH       SOLE                SOLE      0    0
PAIN THERAPEUTICS INC CMN                COM            69562K100      2941.2   760000 SH       SOLE                SOLE      0    0
PARTNERRE LTD BERMUDA CMN                COM            G6852T105   3696.2811    53686 SH       SOLE                SOLE      0    0
PFIZER INC. CMN                          COM            717081103   1055.1732    51222 SH       SOLE                SOLE      0    0
PLATINUM UNDERWRITERS HLDGS CMN          COM            G7127P100   2391.9504    71960 SH       SOLE                SOLE      0    0
QLT INC. CMN                             COM            746927102  3225.31419   447339 SH       SOLE                SOLE      0    0
REALD INC. CMN                           COM            75604L105   403.07987    17233 SH       SOLE                SOLE      0    0
SAKS INCORPORATED CMN                    COM            79377W108  8731.00816   781648 SH       SOLE                SOLE      0    0
SEABRIGHT HLDG INC CMN                   COM            811656107   3393.0567   342733 SH       SOLE                SOLE      0    0
SPDR GOLD TRUST ETF                      GOLD SHS       78463V107     8760.06    60000 SH       SOLE                SOLE      0    0
SPRINT NEXTEL CORPORATION CMN            COM            852061100        1617   300000 SH       SOLE                SOLE      0    0
SUNCOR ENERGY INC. CMN                   COM            867224107   5343.9534   136674 SH       SOLE                SOLE      0    0
SUPERGEN INC CMN                         COM            868059106      585.57   196500 SH       SOLE                SOLE      0    0
SWIFT TRANSPORTATION COMPANY CMN         COM            87074U101  3089.38645   227999 SH       SOLE                SOLE      0    0
TARGET CORPORATION CMN                   COM            87612E106 10091.88903   215133 SH       SOLE                SOLE      0    0
TESORO CORPORATION CMN                   COM            881609101   276.89026    12086 SH       SOLE                SOLE      0    0
THE MADISON SQUARE GARDEN CO CMN CLASS A CL A           55826P100   4788.0176   173920 SH       SOLE                SOLE      0    0
UNITEDHEALTH GROUP INCORPORATE*D CMN     COM            91324P102 12094.27208   234476 SH       SOLE                SOLE      0    0
VALERO ENERGY CORPORATION CMN            COM            91913Y100       511.4    20000 SH       SOLE                SOLE      0    0
WABASH NATIONAL CORP. CMN                COM            929566107  4383.17356   467788 SH       SOLE                SOLE      0    0
WELLPOINT, INC. CMN                      COM            94973V107 15929.42079   202227 SH       SOLE                SOLE      0    0
WINN-DIXIE STORES, INC. CMN CLASS        COM NEW        974280307   4609.9989   545562 SH       SOLE                SOLE      0    0
XL GROUP PLC CMN                         COM            G98290102 11396.32228   518486 SH       SOLE                SOLE      0    0
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